SEIX CORE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value

U.S. GOVERNMENT SECURITIES—51.6%
U.S. Treasury Bond 2.875%, 5/15/49	$10,732	$12,527
U.S. Treasury Note
1.375%, 1/15/20	3,252	3,247
1.250%, 3/31/21	5,400	5,362
2.750%, 8/15/21	3,234	3,297
1.750%, 5/31/22	7,280	7,308
1.875%, 7/31/22	155	156
2.500%, 1/31/24	24,521	25,472
1.625%, 8/15/29	11,145	11,097
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $67,618)		68,466
MORTGAGE-BACKED SECURITIES—30.3%
Agency—27.4%
Federal Home Loan Mortgage Corp.
Pool #C04123 4.000%, 7/1/42	378	405
Pool #G60019 4.500%, 3/1/44	622	672
Pool #Q31645 4.000%, 2/1/45	77	81
Pool #Q35611 4.000%, 9/1/45	745	783
Pool #V81992 4.000%, 10/1/45	953	1,006
Pool #Q38473 4.000%, 1/1/46	531	560
Pool #G60661 4.000%, 7/1/46	1,731	1,826
Pool #Q42921 3.500%, 9/1/46	970	1,018
Pool #Q53881 4.500%, 1/1/48	812	869
Pool #Q54813 3.500%, 3/1/48	378	391
Pool #V84183 4.000%, 4/1/48	83	87
Pool #G61729 4.000%, 10/1/48	605	630
Pool #Q61115 4.000%, 1/1/49	782	813
Pool #Q61677 4.000%, 2/1/49	1,268	1,328
Pool #Q61680 4.000%, 2/1/49	1,170	1,222
Pool #QA0108 3.500%, 6/1/49	1,881	1,936
Pool #SD8005 3.500%, 8/1/49	875	899
Pool #QA3079 3.500%, 10/1/49	450	465
Federal National Mortgage Association
Pool #BL3182 2.980%, 7/1/29	1,202	1,252
Pool #AN6661 3.090%, 10/1/29	655	694
Pool #AN7145 3.030%, 12/1/29	400	429
Pool #FM1039 3.500%, 4/1/39	1,213	1,258

	Par Value	Value
Agency—continued
Pool #AL7497 3.500%, 9/1/40	$1,127	$1,184
Pool #AW8154 3.500%, 1/1/42	412	433
Pool #AS9571 3.500%, 5/1/42	1,173	1,231
Pool #CA2629 4.000%, 11/1/43	641	674
Pool #AL6223 4.500%, 8/1/44	70	76
Pool #MA2190 4.000%, 2/1/45	421	444
Pool #MA2341 4.500%, 6/1/45	35	37
Pool #BE5050 4.000%, 9/1/45	725	770
Pool #AZ9213 4.000%, 10/1/45	829	873
Pool #AS6515 4.000%, 1/1/46	123	130
Pool #BA4799 4.000%, 2/1/46	371	394
Pool #BH7587 4.500%, 8/1/47	264	279
Pool #BH7058 3.500%, 12/1/47	1,070	1,105
Pool #FM1222 3.500%, 1/1/48	383	396
Pool #BH9277 3.500%, 2/1/48	89	91
Pool #BJ0650 3.500%, 3/1/48	324	335
Pool #BJ8599 3.500%, 4/1/48	189	195
Pool #FM1478 4.000%, 4/1/48	795	832
Pool #BN0636 4.000%, 9/1/48	686	714
Pool #BN4050 4.000%, 1/1/49	424	440
Pool #BN4542 4.500%, 2/1/49	241	254
Pool #BN8510 3.500%, 5/1/49	424	437
Pool #BO3024 3.500%, 10/1/49	1,035	1,080
Government National Mortgage Association
Pool #MA4262 3.500%, 2/20/47	246	256
Pool #MA4586 3.500%, 7/20/47	1,566	1,628
Pool #MA5019 3.500%, 2/20/48	611	634
Pool #MA5596 4.500%, 11/20/48	1,187	1,246
Pool #MA5652 4.500%, 12/20/48	251	263
Pool #MA5712 5.000%, 1/20/49	420	443

See Notes to Schedule of Investments.

SEIX CORE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value

Agency—continued
Pool #MA5819 5.000%, 3/20/49	$799	$845

		36,343

Non-Agency—2.9%
BB-UBS Trust 2012-SHOW, B 144A 3.882%, 11/5/36(1)	705	740
Goldman Sachs Mortgage Securities Trust 2005-ROCK, A 144A 5.366%, 5/3/32(1)	370	426
MAD Mortgage Trust 2017-330M, A 144A 3.294%, 8/15/34(1)(2)	485	504
Morgan Stanley Capital I Trust
2014-CPT, AM 144A 3.516%, 7/13/29(1)(2)	615	624
2014-150E, A 144A 3.912%, 9/9/32(1)	455	487
US 2018-USDC, A 144A
4.106%, 5/13/38(1)	245	276
Wells Fargo Commercial Mortgage Trust 2013-BTC, A 144A 3.544%, 4/16/35(1)	190	198
WFRBS Commercial Mortgage Trust 2012-C10, AS 3.241%, 12/15/45	600	615

		3,870
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $39,473)		40,213
ASSET-BACKED SECURITIES—5.4%
Automobiles—0.6%
Nissan Master Owner Trust Receivables 2019-A, A (1 month LIBOR + 0.560%) 2.588%, 2/15/24(2)	725	728

Credit Card—4.0%
Cabela’s Credit Card Master Note Trust 2015-2, A2 (1 month LIBOR + 0.670%) 2.698%, 7/17/23(2)	310	311
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%) 2.853%, 5/15/28(2)	1,030	1,013
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 2.798%, 5/14/29(2)	875	872
Discover Card Execution Note Trust 2017-A5, A5 (1 month LIBOR + 0.600%) 2.628%, 12/15/26(2)	980	985
Trillium Credit Card Trust II 2019-2A, A 144A 3.038%, 1/26/24(1)	1,075	1,089
World Financial Network Credit Card Master Trust 2019-A, A 3.140%, 12/15/25	995	1,017

		5,287

Other—0.8%
Five Guys Funding LLC 2017-1A, A2 144A 4.600%, 7/25/47(1)	357	375

	Par Value	Value
Other—continued
Verizon Owner Trust 2019-B, A1A 2.330%, 12/20/23	$740	$746

		1,121
TOTAL ASSET-BACKED SECURITIES (Identified Cost $7,059)		7,136
CORPORATE BONDS AND NOTES—12.2%
Communication Services—1.2%
AT&T, Inc. 4.500%, 3/9/48	326	350
Comcast Corp.
3.150%, 2/15/28	179	187
4.700%, 10/15/48	270	331
Vodafone Group plc 4.875%, 6/19/49	689	768

		1,636

Consumer Staples—0.4%
Walmart, Inc. 3.700%, 6/26/28	441	489

Energy—2.4%
Baker Hughes a GE Co. LLC 4.080%, 12/15/47	346	349
Boardwalk Pipelines LP 4.450%, 7/15/27	124	128
Enterprise Products Operating LLC 5.375%, 2/15/78	351	339
Occidental Petroleum Corp. 4.400%, 8/15/49	395	406
Schlumberger Holdings Corp. 144A 3.900%, 5/17/28(1)	554	586
Schlumberger Investment SA 144A 3.300%, 9/14/21(1)	285	290
Shell International Finance B.V. 1.750%, 9/12/21	402	401
TechnipFMC plc 3.450%, 10/1/22	85	87
Transcanada Trust 5.300%, 3/15/77	54	54
Woodside Finance Ltd. 144A 4.600%, 5/10/21(1)	550	565

		3,205

Financials—5.7%
Bank of America Corp.
3.366%, 1/23/26	256	267
4.330%, 3/15/50	411	486
BB&T Corp. 4.800% (3)(4)(5)	905	905
British Airways plc Pass-Through-Trust 2018-1, AA 144A 3.800%, 9/20/31(1)	284	300
Citigroup, Inc. 3.980%, 3/20/30	505	551
Fifth Third Bank 2.200%, 10/30/20	326	327

See Notes to Schedule of Investments.

SEIX CORE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value

Financials—continued
JPMorgan Chase & Co.
3.207%, 4/1/23	$318	$326
2.301%, 10/15/25	412	411
3.540%, 5/1/28	311	328
Lazard Group LLC 4.375%, 3/11/29	364	395
Morgan Stanley
3.591%, 7/22/28	235	248
3.971%, 7/22/38	270	296
Nationwide Financial Services, Inc. 144A 5.375%, 3/25/21(1)	556	576
PNC Bank NA 2.150%, 4/29/21	715	716
Santander UK Group Holdings plc 3.373%, 1/5/24	409	415
Travelers Cos., Inc. (The) 4.050%, 3/7/48	359	413
US Bank NA 2.050%, 10/23/20	374	374
Wells Fargo & Co. 3.069%, 1/24/23	164	167

		7,501

Health Care—0.5%
Bristol-Myers Squibb Co. 144A 4.250%, 10/26/49(1)	156	182
CommonSpirit Health 4.187%, 10/1/49	220	227
Eli Lilly & Co. 3.950%, 5/15/47	231	266

		675

Industrials—0.5%
ERAC USA Finance LLC 144A 5.250%, 10/1/20(1)	283	292
General Dynamics Corp. 3.375%, 5/15/23	269	281
United Airlines Pass-Through-Trust 2016-1, A 3.450%, 7/7/28	126	131

		704

Information Technology—0.4%
Global Payments, Inc. 4.150%, 8/15/49	442	463

	Par Value	Value
Materials—0.9%
Barrick PD Australia Finance Pty Ltd. 5.950%, 10/15/39	$512	$660
Newmont Goldcorp Corp. 6.250%, 10/1/39	422	561

		1,221

Utilities—0.2%
Duke Energy Corp. 3.750%, 9/1/46	304	313
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $ 15,006)		16,207
TOTAL LONG-TERM INVESTMENTS—99.5% (Identified Cost $ 129,156)		132,022
TOTAL INVESTMENTS—99.5% (Identified Cost $ 129,156)		$132,022
Other assets and liabilities, net—0.5%		661

NET ASSETS—100.0%		$132,683

Abbreviations:

LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities amounted to a value of $7,510 or 5.7% of net assets.

(2)

Variable rate security. Rate disclosed is as of September 30, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(3)	Interest may be forfeited.
(4)	Interest payments may be deferred.
(5)	No contractual maturity date.

See Notes to Schedule of Investments.

SEIX CORE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at September 30, 2019	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 7,136	$ 7,136
Corporate Bonds and Notes	16,207	16,207
Mortgage-Backed Securities	40,213	40,213
U.S. Government Securities	68,466	68,466

Total Investments	$ 132,022	$132,022

There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at September 30, 2019.

There were no transfers into or out of Level 3 related to securities held at September 30, 2019.

See Notes to Schedule of Investments.

SEIX CORE BOND FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

Note 1. Security Valuation

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

•	Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.